Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

10.        Commitments and Contingencies

License Agreements

●     University of Miami

●	Beginning in 2008, the Company has entered into various agreements with the University of Miami (“UM”) for intellectual and tangible property rights relating to the ImPACT®, technology activities (“License Agreement 03-31, 05-39” and “License Agreement 97-14”, or collectively “License Agreements”). These license agreements were subsequently assigned to the Company’s subsidiary Heat Biologics I, Inc. (“Heat I”) which issued to UM shares of its common stock representing 7.5% of its common stock. The term of the License Agreements is the length of the last to expire patent, unless terminated earlier.
●	The Company agreed to make minimum royalty payments of $10,000 for three years beginning in 2010 that are due on the anniversary date of the agreement for License Agreement 97-14. Beginning in 2013, and thereafter for the life of the agreement, the minimum royalty payment shall be $20,000 due on the same date. In July 2016, the Company and UM entered into an amendment which replaced the milestone payment of $250,000 by approval of a Biologics License Application (“BLA”) for the lung cancer vaccine with a payment of $500,000 upon approval of a New Drug Application (“NDA”) for a lung cancer vaccine covered by Patent Rights.
●	In August 2009, Heat I and UM entered into a second amendment (“Amendment 2”) to License Agreement UMSS-114A to extend the foregoing payment due dates for all past due license fees and patent costs.
●	On February 18, 2011, Heat I entered into a license agreement (“SS114A”) with UM to obtain additional technology related to License Agreement 97-14. Heat I agreed to reimburse UM for all past patent costs of $37,381. As partial consideration for SS114A, Heat I agreed to grant back certain exclusive rights to UM.
●	In addition, Heat entered into an agreement for “Modified Heat Shock Proteins-Antigenic Peptide Complex” with UM in September 2014 for a cancer cell line where UM agreed not to license the cell line to third parties while the Company is in good standing and in compliance of its patent license agreements with UM relating to our ImPACT® platform. There is no financial obligation on the Company’s part under the arrangement.
●	On October 25, 2016, the Company entered into an exclusive license agreement with UM for the license and development of intellectual property related to its gp96 platform to target the Zika virus and other infectious diseases. As consideration for the rights granted in this license agreement the Company is obligated to pay UM an upfront license fee of $20,000 and nominal annual maintenance fees over the initial ten years that total $82,000 and increasing thereafter. The Company is obligated to pay royalties equal to a percentage (mid-single digits) of net sales of products covered by the patent-related rights, subject to reduction if additional licenses from third parties are required to commercialize licensed products.
●	On December 7, 2020, the Company entered into separate amendments to its existing three license agreements with the University of Miami to extend to December 31, 2025, the date by which the University of Miami may terminate the license agreements if by such date the Company will not have introduced a licensed product into the commercial marketplace in one of the three major markets (European Union, Japan and the United States) or will not have made best efforts to achieve the same. The three license agreements so amended are: (i) License Agreement (UMSS-114 (previously UM 97-14)) between the University of Miami and Heat Biologics, Inc. effective July 11, 2008, (ii) License Agreement (D-107) between the University of Miami and Heat I, Inc. effective February 18, 2011, and (iii) License Agreement (UMSS-114A) between the University of Miami and Heat I, Inc. effective February 18, 2011.

●      University of Miami - Pelican

●	For each agreement, the Company agreed to make minimum royalty payments of $10,000 for three years beginning in 2010 due on the anniversary date of the agreements to the University of Miami. Beginning in 2013, and thereafter for the life of the agreements, the minimum royalty payments shall be $20,000 due on the same date.

License 0331, 0539:

●	Pelican is obligated to make milestone payments as follows: $150,000 due upon submission and approval of an IND and the completion of a Phase 1 clinical trial and $250,000 due upon the earlier of May 2024 or approval of an NDA. The Company has the right to terminate this Agreement without obligation for future unpaid milestones.
●	In August 2009, Pelican and UM entered into a second amendment (“Amendment 2”) to License Agreement 0331, 0539 to extend the foregoing payment due dates for all past due license fees and patent costs.
●	In February 2010, Pelican and UM entered into a third amendment (“Amendment 3”) to License Agreement 0331, 0539 to grant back to UM a certain nonexclusive license. In all other respects, the original agreement remained the same.
●	In October 2010, Pelican and UM entered into a fourth amendment (“Amendment 4”) to License Agreement 0331, 0539 to grant to the licensor a nonexclusive license right for certain technology as research reagents and research tools.

License I176:

●	On December 12, 2010, Pelican entered into another license agreement (“I176”) with UM for one component of complimentary technology to the July 11, 2008 agreement. Pelican agreed to pay UM a license fee of $50,000 and a reimbursement of $15,797 for past patent fees. Pelican also agreed to make a minimum royalty payment of $10,000 during 2012 through 2014 and then $20,000 every year thereafter. Pelican is obligated to make milestone payments as follows: $150,000 due upon submission and approval of an IND and the completion of a Phase 1 clinical trial and $500,000 due upon the earlier of May 2024 or approval of an NDA. The Company has the right to terminate this Agreement without obligation for future unpaid milestones.
●	In August 2012, Pelican and UM entered into a second amendment (“I176 Amendment 2”) to License Agreement I176 to extend the foregoing payment due dates for all past due license fees and patent costs.
●	On December 7, 2020, the Company entered into a separate amendment to License Agreement (UMI-176) between the University of Miami and Heat Biologics, Inc. effective December 12, 2010, to extend to December 31, 2025, the date by which the University of Miami may terminate the license agreements if by such date the Company will not have introduced a licensed product into the commercial marketplace in one of the three major markets (European Union, Japan and the United States) or will not have made best efforts to achieve the same.

●      Other License Agreements

●	On April 12, 2011, the Company entered into a non-exclusive evaluation and biological material license agreement with a not-for-profit corporation for evaluation and production of vaccines. In consideration for the licenses, the Company agreed to pay the not-for-profit corporation a fee of $5,000 and $50,000, respectively. The Company has the option to renew the license once the original term has expired. Milestone payments are due upon certain events agreed upon by Heat and the not-for-profit corporation. In December 2015, the Company amended the evaluation and biological material license agreement to add additional cell lines in exchange for a one-time payment of $1,000.
●	On August 30, 2010, the Company entered into an option agreement with the University of Michigan (“University”) to acquire the right to negotiate an exclusive license for certain materials which include cancer cells and all unmodified derivatives of these cells. An option fee of $2,000 was paid on September 8, 2010 to grant a period of nine months for this consideration. In July 2011, the Company exercised the option to acquire the license for $10,000.
●	In June 2016, the Company entered into an exclusive license agreement with Shattuck Labs, Inc. (“Shattuck”) pursuant to which the Company licensed certain provisional patent applications and know-how related to fusion proteins to treat cancer and other diseases that were not being developed by us. Shattuck paid the Company an initial license fee of $50,000 and is obligated to pay the Company fees upon its receipt of sublicensing income, achievement of certain milestones and royalties upon sales of commercial products. Inasmuch as the technology that the Company out-licensed is in the early stages of development and there is a low likelihood of success for any technology at such stage, there can be no assurance that any products will be developed by Shattuck or that the Company will derive any revenue from Shattuck.
●	On December 31, 2020, Zolovax, Inc. (“Zolovax”), a wholly-owned subsidiary of Heat Biologics, Inc. entered into an Exclusive License Agreement with the University of Miami for the license and development of a portfolio of patents leveraging its UMIP-510 platform to target the COVID-19 virus and other infectious diseases. The License Agreement grants Zolovax exclusive, worldwide rights to research, develop, make, use or sell Licensed Products (as defined in the License Agreement) based upon patent-related rights. The term of the license is the later of the length of the last to expire patent or fifteen (15) years from the date of the first sale of a Licensed Product unless terminated earlier. As consideration for the rights granted in the
License Agreement, Zolovax paid an upfront fee of $2,500, is obligated to pay certain annual payments and to pay royalties equal to a percentage (in the low-to-mid single digits) of net sales of Licensed Products. These royalty rates are subject to reduction if additional license rights from third parties are required to commercialize the Licensed Products.

Future minimum royalty payments by the Company for licenses as of December 31, 2022 are as follows (in thousands):

Year ended December 31,
2023	$74,000
2024	775,000
2025	25,000
2026	50,000
Total	$924,000

Manufacturing Commitments

We relied on Lonza, a third party manufacturer, to produce our commercial quantities of our ANTHIM® substance requirements. We had firm orders with Lonza for future purchases of drug substance, with remaining total non-cancellable future commitments of approximately $53.0 million through 2025. If we terminate certain firm orders with Lonza without cause, we will be required to pay for drug substance scheduled for manufactureunder our arrangement. This commitment solely relates to the Elusys business unit and is not a commitment of the company’s continuing operations.